[AIG LETTERHEAD]

VIA EDGAR TRANSMISSION

December 5, 2019

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	United States Life Insurance Company in the City of New York

Separate Account USL A (“Registrant”)

United States Life Insurance Company in the City of New York (“Depositor”)

Certification Pursuant to Rule 497(j) of the Securities Act of 1933

(Investment Company Act Number 811-04865)

(Central Index Key 0000803401)

FILE NUMBER	PRODUCT NAME
333-234492	USL Generations

Members of the Commission:

In accordance with Rule 497(j) under the Securities Act of 1933, on behalf of the Registrant, we hereby certify that:

1.    In connection with the above-referenced Registration Statement, the form of the Prospectus supplement and Statement of Additional Information supplement that would have been filed under Rule 497(c) under the Securities Act of 1933 would not have differed from that contained in the most recent Registration Statement or amendment, and

2.    The text of the most recent Registration Statement or amendment has been filed with the Commission electronically.

You may direct any questions regarding this filing to the undersigned at (310) 772-6307.

Very truly yours,

/s/ Lucia Williams

Lucia Williams
Director, Legal Services